Net Income (Loss) per Share - Summary of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Income (Loss) per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share		768,195		768,195	768,195
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share		5,543,400		5,543,400
Series C1 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share		1,508,503		1,508,503
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share	4,947,106		4,947,106		2,091,366
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share	66,073		66,073
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share	18,200		18,200
Series B-1 Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share					3,488,407
Series B-2 Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share					2,054,993
Series C1 Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share					1,508,503
Series D Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share					12,529,125
Enterprise Junior Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted net loss per share					676,795